Summary of Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Warrants [Member]
Anti-dilutive net loss per share			2,225,000
Stock options [Member]
Anti-dilutive net loss per share	300,000	300,000	300,000
Convertible Notes [Member]
Anti-dilutive net loss per share			1,650,000
Series A convertible preferred stock [Member]
Anti-dilutive net loss per share		2,000,000	2,000,000	2,000,000
Series B convertible preferred stock [Member]
Anti-dilutive net loss per share			575,000